Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Future Minimum Payments Under Non Cancellable Operating Leases
As of December 31, 2022, future maturities of lease liabilities were as follows (in millions):

Operating leases
Year ending December 31,
2023	$23
2024	24
2025	24
2026	21
2027	18
Thereafter	74
Total lease payments	184
Less: imputed interest	(48)
Total operating lease liabilities	$136